Derivative Instruments and Financial Risk Management - Summary of Rate of Inflation, Rate of Devaluation (Appreciation) Against U.S. Dollar and Rate of Exchange of U.S. Dollar (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Israel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	4.98%	3.48%
Rate of Devaluation (Appreciation) Against U.S. Dollar	13.84%	(4.50%)
Rate of Exchange of U.S. Dollar	3.62	3.18
Canada [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	4.30%	6.66%
Rate of Devaluation (Appreciation) Against U.S. Dollar	8.00%	(0.79%)
Rate of Exchange of U.S. Dollar	1.35	1.25
Japan [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	3.26%	1.10%
Rate of Devaluation (Appreciation) Against U.S. Dollar	8.59%	10.83%
Rate of Exchange of U.S. Dollar	132.76	122.26